Compensation of Corporate Officers - Summary of Compensation Paid to Officers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Chairman and Chief Executive Officer
Disclosure Of Compensation Of Corporate Officers [Line Items]
Short-term employee benefits (gross + employer's social contributions, paid)	€ 1,338	€ 1,569	€ 1,476
Post-employment pension & medical benefits			199
Share-based payment transactions	109	104	51
Director fees Genfit Corp (net)	22	30	37
TOTAL	1,469	€ 1,703	€ 1,763
Chief Executive Officer
Disclosure Of Compensation Of Corporate Officers [Line Items]
Short-term employee benefits (gross + employer's social contributions, paid)	140
TOTAL	€ 140